Consolidated Statement of Changes in Equity (USD $) In Thousands	Total	Series A Common and Common Shares	Additional Paid-In Capital	Treasury Shares	Accumulated Other Comprehensive Income	Retained Earnings	Total U.S. Cellular Shareholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2007	$ 3,232,969	$ 88,074	$ 1,316,785	$ (41,859)	$ 10,134	$ 1,813,004	$ 3,186,138	$ 46,831
Add (deduct)
Net income attributable to U.S. Cellular shareholders	35,705					35,705	35,705
Net income attributable to noncontrolling interests classified as equity	21,229							21,229
Net change in marketable equity securities and equity method investments	(10,134)				(10,134)		(10,134)
Repurchase of Common Shares	(28,366)		4,554	(32,920)			(28,366)
Incentive and compensation plans	(1,543)		1,268	24,521		(27,332)	(1,543)
Stock-based compensation awards	15,122		15,122				15,122
Tax windfall (shortfall) from stock awards	2,417		2,417				2,417
Distributions to noncontrolling interests	(19,676)							(19,676)
Other	183							183
Ending balance at Dec. 31, 2008	3,247,906	88,074	1,340,146	(50,258)		1,821,377	3,199,339	48,567
Add (deduct)
Net income attributable to U.S. Cellular shareholders	209,547					209,547	209,547
Net income attributable to noncontrolling interests classified as equity	21,630							21,630
Repurchase of Common Shares	(33,585)			(33,585)			(33,585)
Incentive and compensation plans	500		1,445	14,227		(15,172)	500
Adjust investment in subsidiaries for noncontrolling interest purchases	(198)		(128)				(128)	(70)
Stock-based compensation awards	16,362		16,362				16,362
Tax windfall (shortfall) from stock awards	(1,503)		(1,503)				(1,503)
Distributions to noncontrolling interests	(18,426)							(18,426)
Ending balance at Dec. 31, 2009	3,442,233	88,074	1,356,322	(69,616)		2,015,752	3,390,532	51,701
Add (deduct)
Net income attributable to U.S. Cellular shareholders	136,074					136,074	136,074
Net income attributable to noncontrolling interests classified as equity	22,992							22,992
Repurchase of Common Shares	(52,827)			(52,827)			(52,827)
Incentive and compensation plans	1,114		606	16,827		(16,319)	1,114
Adjust investment in subsidiaries for noncontrolling interest purchases	(5,812)		(4,268)				(4,268)	(1,544)
Stock-based compensation awards	18,044		18,044				18,044
Tax windfall (shortfall) from stock awards	(2,217)		(2,217)				(2,217)
Distributions to noncontrolling interests	(19,631)							(19,631)
Ending balance at Dec. 31, 2010	$ 3,539,970	$ 88,074	$ 1,368,487	$ (105,616)		$ 2,135,507	$ 3,486,452	$ 53,518